Share-Based Compensation (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended							12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended				0 Months Ended		36 Months Ended	12 Months Ended																			12 Months Ended		36 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Sep. 30, 2013 Compensation expense, accelerated vesting portion [Member] Restricted Stock [Member]	Dec. 31, 2013 Compensation expense, accelerated vesting portion [Member] Restricted Stock [Member]	Dec. 31, 2013 2013 Advisor Multi-Year Outperformance Agreement (OPP) [Domain]	Dec. 31, 2013 Restricted Stock [Member] Restricted Share Plan [Member] Manager [Member]	Dec. 31, 2013 Restricted Stock [Member] Restricted Share Plan [Member] ARC Properties Advisors, LLC [Member]	Dec. 31, 2012 Restricted Stock [Member] Restricted Share Plan [Member] ARC Properties Advisors, LLC [Member]	Dec. 31, 2011 Restricted Stock [Member] Restricted Share Plan [Member] ARC Properties Advisors, LLC [Member]	Dec. 31, 2010 Restricted Stock [Member] Restricted Share Plan [Member] ARC Properties Advisors, LLC [Member]	Dec. 31, 2013 Restricted Stock [Member] Restricted Share Plan [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Dec. 31, 2011 Restricted Stock [Member] Restricted Share Plan [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Dec. 31, 2010 Restricted Stock [Member] Restricted Share Plan [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Dec. 31, 2013 Restricted Stock [Member] Restricted Share Plan [Member]	Dec. 31, 2013 Restricted Stock [Member] Director Stock Plan [Member]	Dec. 31, 2013 Restricted Stock [Member] Director Stock Plan [Member] ARC Properties Advisors, LLC [Member]	Dec. 31, 2011 Restricted Stock [Member] Director Stock Plan [Member] ARC Properties Advisors, LLC [Member]	Dec. 31, 2010 Restricted Stock [Member] Director Stock Plan [Member] ARC Properties Advisors, LLC [Member]	Dec. 31, 2012 Restricted Stock [Member] Director Stock Plan [Member] ARC Properties Advisors, LLC [Member]	Dec. 31, 2013 Restricted Unvested Common Stock [Member] Restricted Share Plan [Member]	Dec. 31, 2012 Restricted Unvested Common Stock [Member] Restricted Share Plan [Member]	Dec. 31, 2011 Restricted Unvested Common Stock [Member] Restricted Share Plan [Member]	Dec. 31, 2010 Restricted Unvested Common Stock [Member] Restricted Share Plan [Member]	Dec. 31, 2013 Restricted Unvested Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2012 Restricted Unvested Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2011 Restricted Unvested Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2010 Restricted Unvested Common Stock [Member] Director Stock Plan [Member]	Feb. 28, 2013 Performance Shares [Member] Outperformance Plan [Member]	Dec. 31, 2013 Performance Shares [Member] Outperformance Plan [Member]	Dec. 15, 2015 Performance Shares [Member] Outperformance Plan [Member] Subsequent Event [Member]	Dec. 31, 2013 Restricted Equity Based Compensation [Member] 2013 Advisor Multi-Year Outperformance Agreement (OPP) [Domain]	Dec. 31, 2013 Merger and Other Transaction Expense [Member] 2013 Advisor Multi-Year Outperformance Agreement (OPP) [Domain]	Dec. 31, 2013 Non-Controlling Interests 2013 Advisor Multi-Year Outperformance Agreement (OPP) [Domain]	Dec. 31, 2013 Accounts Payable and Accrued Liabilities [Member] 2013 Advisor Multi-Year Outperformance Agreement (OPP) [Domain]	Feb. 28, 2013 Equity Market Capitalization [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Equity Market Capitalization [Member] Performance Shares [Member] Outperformance Plan [Member] Maximum [Member]	Feb. 28, 2013 Stockholder's Book Equity [Member] Performance Shares [Member]	Feb. 28, 2013 Excess Return, Above Threshold [Member] Absolute Component [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Excess Return, Above Threshold [Member] Absolute Component [Member] Performance Shares [Member] Outperformance Plan [Member] Interim Period [Member]	Feb. 28, 2013 Excess Return, Above Threshold [Member] Absolute Component [Member] Performance Shares [Member] Outperformance Plan [Member] Maximum [Member]	Feb. 28, 2013 Excess Return, Above Peer Group [Member] Relative Component [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Cumulative Return, Above Threshold [Member] Relative Component [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Cumulative Return, Above Threshold [Member] Relative Component [Member] Performance Shares [Member] Outperformance Plan [Member] Maximum [Member]	Feb. 28, 2013 Cumulative Return, Above Threshold [Member] Relative Component [Member] Performance Shares [Member] Outperformance Plan [Member] Minimum [Member]	Feb. 28, 2013 Cumulative Return, Above Threshold [Member] Relative Component [Member] Performance Shares [Member] Outperformance Plan [Member] Minimum [Member] Interim Period [Member]	Feb. 28, 2013 Cumulative Return, Above Threshold [Member] Relative Component, Linear Interpolation [Member] Performance Shares [Member] Outperformance Plan [Member] Maximum [Member]	Feb. 28, 2013 Cumulative Return, Equal to Threshold [Member] Relative Component [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Cumulative Return, Equal to Threshold [Member] Relative Component, Linear Interpolation [Member] Performance Shares [Member] Outperformance Plan [Member] Minimum [Member]	Feb. 28, 2013 Cumulative Return, Below Threshold [Member] Relative Component [Member] Performance Shares [Member] Outperformance Plan [Member]	Dec. 31, 2013 Cole Merger [Member]	Dec. 31, 2013 ARCT III [Member]	Dec. 31, 2013 ARCT III [Member] Former Manager [Member]	Mar. 31, 2013 ARCT III [Member] Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum authorized amount as a percentage of shares authorized										10.00%
Granted															932,527	93,683	167,400			18,000	23,250	14,700		932,527	93,683	167,400		18,000	23,250	14,700		8,241,101																									52,500
Payments of Capital Distribution																																																								$ 2,700,000
Restricted share vesting period																			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Periodic Vesting Percentage																			20.00%
Number of shares authorized, in shares																			99,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Automatic Grant																		3,000
General and administrative	10,645,000	4,215,000	735,000	2,000,000	1,200,000	200,000	2,200,000	2,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Market Capitalization Threshold																																							5.00%			4.00%			4.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Awarded as a Percentage of Maximum																																														100.00%					50.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold																																										7.00%	14.00%	21.00%			18.00%	6.00%	12.00%	6.00%	0.00%	0.00%
Equity Capitalization, Including Portion Attributable to Noncontrolling Interest, Aggregate Gross Capitalization																																									2,100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Performance Period																																		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Percentage of Benchmark, Shares Committed Annually																																								1.25%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Percentage of Benchmark, Potential Share Commitment																																								3.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Allocated as a Percentage of Shares Authorized																																	100.00%
Share-based Compensation Conversion Period	30 days
Equity based compensation	$ 43,565,000	$ 1,230,000	$ 225,000						$ 92,300,000																										$ 32,900,000	$ 59,400,000	$ 32,900,000	$ 59,400,000																$ 2,700,000	$ 700,000
Units earned											1,191,351	259,909	167,400	0						48,300	14,700	0	30,300	931,442	186,403	153,450	0	15,000	27,930	14,700	0		2,300,000